Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Schedule of Accrued expenses and other current liabilities

	December 31,	December 31,
	2024	2023
Accrued compensation	$10,251	$8,544
Accrued research and development expenses	2,495	2,902
Accrued inventory costs	1,641	—
Accrued other expenses	4,272	1,954
Total accrued expenses and other current liabilities	$18,659	$13,400